CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Cash flows from operating activities
Net loss before redeemable noncontrolling interest	$ (8,744)	$ (43,820)
Adjustments to reconcile net loss to net cash used in operating activities:
Research and development acquired license	7,500	27,381
Anti-dilution share issuance compensation		2,186
Share-based compensation expense	309	2,498
Change in fair value of note payable		2,244
Change in fair value of share-based payment liability		1,854
Change in fair value of private placement warrants		355
Foreign exchange transaction loss		(401)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(24)	(321)
Accounts payable and accrued expenses	371	(406)
Net cash used in operating activities	(588)	(8,430)
Cash flows from investing activities
Purchase of research and development license	(5,000)	(5,750)
Net cash used in investing activities	(5,000)	(5,750)
Cash flows from financing activities
Proceeds from issuance of Series A-1 convertible preferred shares	10,000
Proceeds from issuance of Ordinary Shares in connection with April 2023 Private Placement, net of $0.1 million of transaction costs		63,846
Proceeds from issuance of Class A Ordinary Shares upon Closing of Business Combination		56,683
Proceeds from issuance of Pre-Funded Warrants in connection with April 2023 Private Placement		16,070
Settlement of note payable		(10,000)
Payment of deferred transaction costs		(1,184)
Net cash provided by financing activities	10,000	125,415
Net increase in cash and cash equivalents	4,412	111,235
Cash and cash equivalents, beginning of period	0	1,567
Cash and cash equivalents, ending of period	4,412	112,802
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Issuance of Series A-1 convertible preferred shares for license	2,500
Conversion of Series A-1 convertible preferred shares for Class A Ordinary Shares		14,686
Accrued 2023 Lilly License consideration		12,250
Non-cash transfers to redeemable noncontrolling interest		10,875
Issuance of Class A Ordinary shares for 2023 Lilly License		7,840
Share-based equity issuance costs		5,590
Settlement of research and development license consideration liability		4,488
Transaction costs include in accounts payable and accrued expenses	$ 1,144	4,122
Reclassification of deferred offering costs to additional paid-in capital		4,015
Assumption of public and private placement warrants in connection with Business Combination		3,715
Reclassification of public warrant liability to equity		2,001
Issuance of Call Right to noncontrolling interest		$ 1,541